Equity Method and Other Investment - Schedule Of Investments (Parenthetical) (Details) - USD ($)				1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020	Mar. 27, 2020	Jun. 30, 2020	Feb. 28, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 31, 2021	Mar. 31, 2021	Feb. 28, 2021	Dec. 30, 2020	Oct. 31, 2020	Oct. 02, 2020	Aug. 31, 2019
Schedule of Investments [Line Items]
Equity method investment														$ 0
Equity Method Investment, percentage Sold								5.70%
Equity Method Investment, Amount Sold								$ 6,100,000
Debt intsrument face amount															$ 800,000,000
Debt intsruments maturity term								185 days
Investments, valuation allowance for credit losses								$ 15,300,000		$ 43,900,000	$ 0
Proceeds from sale of investments								3,200,000	$ 35,200,000	48,000,000.0	16,600,000
India Co [Member]
Schedule of Investments [Line Items]
Investments, valuation allowance for credit losses						$ 12,900,000	$ 36,500,000	15,300,000	38,600,000	43,900	0	$ 0
Allowance fro credit loss on investments	$ 7,900,000					0		0		7,900,000						$ 7,900,000
Debt securities available for sale, unrealized gain or loss						2,400,000	3,600,000	2,300,000	3,600,000	3,300,000	0	0
Management fee income						1,200,000	900,000	3,600,000	900,000	2,100,000	$ 5,500,000	$ 3,700,000
Minimum [Member]
Schedule of Investments [Line Items]
Debt instruments, stated interest rate											1.70%
Debt intsruments maturity term											2020 years
Maximum [Member]
Schedule of Investments [Line Items]
Debt instruments, stated interest rate											2.60%
Debt intsruments maturity term											2028 years
Convertible Debentures 2020 [Member]
Schedule of Investments [Line Items]
Debt intsrument face amount		$ 100,000,000.0		$ 100,000,000.0			100,000,000.0		100,000,000.0
Debt instruments refunded		$ 85,000,000.0		$ 85,000,000.0			$ 85,000,000.0		$ 85,000,000.0
Debt instruments, stated interest rate		12.50%		12.50%			12.50%		12.50%
Debt instruments decrease in stated interest rate				0.001%					0.001%
Debt instruments to be refunded based on milestones		$ 15,000,000.0		$ 15,000,000.0			$ 15,000,000.0		$ 15,000,000.0
Convertible Debentures 2020 [Member] | India Co [Member]
Schedule of Investments [Line Items]
Unfunded Commitment	15,000,000.0					$ 15,000,000.0		$ 15,000,000.0		15,000,000.0
Convertible Debentures 2020 [Member] | Minimum [Member]
Schedule of Investments [Line Items]
Debt intsruments maturity term		18 months							18 months
Convertible Debentures 2020 [Member] | Maximum [Member]
Schedule of Investments [Line Items]
Debt intsruments maturity term				10 years					10 years
Other Convertible Debentures 2020 [Member]
Schedule of Investments [Line Items]
Debt intsrument face amount	$ 5,500,000	$ 5,400,000		$ 5,400,000			$ 5,400,000		$ 5,400,000	$ 5,500,000
Debt instruments, stated interest rate	6.00%	0.001%		0.001%			0.001%		0.001%	6.00%
Other Convertible Debentures 2020 [Member] | Maximum [Member]
Schedule of Investments [Line Items]
Debt intsruments maturity term	20 years								10 years
China Co [Member]
Schedule of Investments [Line Items]
Equity method investment																		$ 26,300,000
Percentage of ownership interest																	21.60%
Equity method investments at fair value																	$ 26,300,000
Capitalized legal cost	$ 29,300,000									$ 29,300,000
Creator Fund [Member]
Schedule of Investments [Line Items]
Noncontrolling interest, ownership percent by subsidiary												99.99%
Wecap Manager [Member] | Rhone [Member]
Schedule of Investments [Line Items]
Percentage of ownership interest													20.00%						20.00%
WeCap Holdings Partnership [Member] | DSQ [Member]
Schedule of Investments [Line Items]
Percentage of ownership interest	10.00%					10.00%		10.00%		10.00%
Notes receivable	$ 28,600,000					$ 43,100,000		$ 43,100,000		$ 28,600,000	$ 26,000,000.0
Accrued Interest Rate								5.77%		5.81%
WeCap Holdings Partnership [Member] | Waller Creek [Member]
Schedule of Investments [Line Items]
Percentage of ownership interest	8.00%									8.00%
WeCap Holdings Partnership [Member] | Wpi Fund [Member]
Schedule of Investments [Line Items]
Percentage of ownership interest	0.50%					0.50%		0.50%		0.50%
WeCap Holdings Partnership [Member] | ARK Master Fund [Member]
Schedule of Investments [Line Items]
Percentage of ownership interest	2.00%					2.00%		2.00%		2.00%
WeCap Holdings Partnership [Member] | WeCap Investment Group [Member]
Schedule of Investments [Line Items]
Percentage of ownership interest	8.00%					8.00%		8.00%		8.00%
Creator Fund [Member]
Schedule of Investments [Line Items]
Impairment of long lived assets								$ 4,100,000		$ 10,400,000	$ 8,900,000	$ 1,000,000.0
Refresh Club [Member]
Schedule of Investments [Line Items]
Percentage of equity sold			91.00%
Proceeds from sale of equity			$ 9,500,000
Percenatge of equity after sale			9.00%
Fair value of equity retained			$ 1,100,000			$ 1,900,000		$ 1,900,000
Proceeds from sale of investments					$ 35,000,000.0